As filed with the Securities and Exchange Commission on March 31, 2005


Registration No.         33-25087
                         811-5678

U.S.SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.____

Post-Effective Amendment No. 31


and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940,
Amendment No. 30


SMITH BARNEY PRINCIPAL RETURN FUND
(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Office) (Zip Code)

(800) 451-2010
(Registrant's Telephone Number, Including Area Code)

Robert I. Frenkel
Secretary
Smith Barney Principal Return Fund
300 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent of Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
(check appropriate box)

[_]  Immediately upon filing pursuant to paragraph (b)

[X]  On March 30, 2005 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a) (1)
[_]  On (date) pursuant to paragraph (a) (1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Shares of Common Stock

PART A


The Prospectus for Smith Barney Principal Return Fund (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 30 to the Fund's Registration Statement filed on March 30, 2005 (Accession No. 0001133228-05-000149).


PART B


The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 30 to the Fund's Registration Statement filed on March 30, 2005 (Accession No.
0001133228-05-000149).


PART C

Exhibit index

b) Exhibits

Exhibit No.                        Description of Exhibit

Item 22. Exhibits

All references are to the Registrant's registration

Statement on Form N-1A as filed with the Securities Exchange Commission (the "SEC"). File Nos. 33-25087 and 811-5678).

(a)(1) Registrant's Master Trust Agreement and Amendments to the Master Trust Agreement dated October 18, 1988, November 18, 1988, August 24, 1990, October 5, 1990, February 26, 1991, May 1, 1991, and July 30, 1993, is incorporated by reference to the Registrant's Registration Statement filed with the SEC on January 28, 1994 ("Post-Effective Amendment No. 13").

(a)(2) Amendment to Master Trust Agreement with respect to Security and Growth Fund is incorporated by reference to the Registrant's Registration Statement filed with the SEC on March 23, 1995 ("Post-Effective Amendment No. 16").

(b)(1) By-Laws are incorporated by reference to Registrant's Registration Statement filed with the SEC on October 19, 1988 (the "Registration Statement").

(b)(2) Amended and Restated Bylaws are incorporated by reference to the Registrant's Registration Statement filed with the SEC on March 29, 2004 ("Post-Effective Amendment No. 28").

(c) Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and Smith Barney Shearson Asset Management ("Asset Management") relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

(d)(2) Investment Advisory Agreement and Administration Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. relating to Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

(e) Distribution Agreement between the Registrant and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No. 22.

(f) Not Applicable.

(g)(1) Form of Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 20.

(g)(2) Custodian Agreement with State Street Bank and Trust Company is Agreement is incorporated by reference to Post-Effective Amendment No. 26.

(h)(1) Administration Agreements dated April 21, 1994 between the Registrant and Smith Barney Advisers, Inc. relating to Series 2000 is incorporated by reference to Post-Effective Amendment No.16.

(h)(2) Transfer Agency Agreement between the Registrant and First Data Investor Services Group formerly known as The Shareholder Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No. 13.

(h)(3) Shareholder Services Plan between the Registrant and Smith Barney Shearson relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

(h)(4) Shareholder Services Plan between the Registrant and Smith Barney relating to Security & Growth Fund is incorporated by reference to Post-Effective Amendment No. 16

(i) Not Applicable


(j)(1) Consent of independent registered accounting firm filed herein.


(j)(2) Power of Attorney is incorporated by reference To Post-Effective Amendment No. 27.

(k) Not Applicable.

(l)(1) Form of Purchase Agreement relating to Series 2000 is incorporated by reference to Post- Effective Amendment No. 8.

(1)(2) Form of Purchase Agreement relating to Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

(m) Not Applicable.

(n) Not Applicable

(o) Not Applicable.

(p)(1) Code of Ethics is incorporated by reference To Post-Effective Amendment No. 24.

(p)(2) Code of Ethics of Salomon Smith Barney is incorporated by reference To Post-Effective Amendment No. 27.

Item 23. None

Item 24. Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1.

Item 25. Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) was formed in December 1968 under the laws of the State of Delaware. Smith Barney Fund Management LLC ("SBFM")is a wholly owned subsidiary of Citigroup Global Markets Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 25 of officers and directors of SBFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 26. Principal Underwriters

(a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 27. Location of Accountants and Record

(1) With respect to the Registrant, Investment Adviser and Administrator:

       c/o Smith Barney Fund Management LLC
       399 Park Avenue
       New York, New York 10022

(2) With respect to the Registrant's Custodian:

       State Street Bank & Trust Company
       225 Franklin Street
       Boston, Massachusetts 02110

(3) With respect to the Transfer Agent:

       Citicorp Trust Bank, fsb
       125 Broad Street
       New York, NY 10004

(4) With respect to the Sub-Transfer Agent:

       PFPC Inc.
       101 Federal Street
       Boston, Massachusetts 02110

(5) With respect to the Distributor:

       Citigroup Global Markets Inc.
       388 Greenwich Street
       New York, New York 10013

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

Not Applicable

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of March, 2005.

                                     SMITH BARNEY INVESTMENT FUNDS INC.



                                  By: /s/ R. Jay Gerken
                                      ------------------------------------------
                                      R. Jay Gerken,
                                      Chairman of the Board
                                      (Chief Executive Officer)

      WITNESS our hands on the date set forth below.

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                          Date
---------                              -----                          ----

                               Chairman of the Board              March 31, 2005
/s/ R. Jay Gerken             (Chief Executive Officer)
---------------------
R. Jay Gerken

                               Treasurer                          March 31, 2005
/s/ Kaprel Ozsolak             (Chief Financial Officer)
---------------------
Kaprel Ozsolak

                               Director                           March 31, 2005
/s/ Paul R. Ades    *
---------------------
Paul R. Ades

                               Director                           March 31, 2005
/s/ Dwight B. Crane *
---------------------
Dwight B. Crane

                               Director                           March 31, 2005
/s/ Frank Hubbard   *
---------------------
Frank Hubbard

                               Director                           March 31, 2005
/s/ Jerome Miller   *
---------------------
Jerome Miller

                               Director                           March 31, 2005
/s/ Ken Miller      *
---------------------
Ken Miller

*Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 20, 2002.


/s/ R. Jay Gerken
R. Jay Gerken